Class A Common Stock Subject to Possible Redemption (Details)	11 Months Ended
	Dec. 31, 2021 USD ($) vote $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Temporary Equity [Line Items]
Common stock subject to possible redemption, shares authorized | shares	29,747,033	29,747,033		26,112,823
Common stock subject to possible redemption, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock subject to possible redemption, outstanding | shares	29,521,810	29,521,810	29,521,810	25,729,542	23,695,330
Plus:
Class A common stock subject to possible redemption	$ 480,631,000	$ 480,631,000	$ 480,631,000	$ 394,408,000	$ 347,938,000
Class A Common stock
Temporary Equity [Line Items]
Common stock subject to possible redemption, shares authorized | shares	280,000,000
Common stock subject to possible redemption, par value | $ / shares	$ 0.0001
Number of votes per common stock subject to possible redemption | vote	1
Common stock subject to possible redemption, outstanding | shares	15,000,000
Gross proceeds from Initial Public Offering	$ 150,000,000
Less:
Fair value of Public Warrants at issuance	(5,100,000)
Offering costs allocated to Class A common stock subject to possible redemption	(13,306,092)
Plus:
Accretion of carrying value to redemption value	18,406,092
Class A common stock subject to possible redemption	$ 150,000,000